Deferred tax - Movements in net deferred tax asset/(liability) (Details) - GBP (£) £ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024
Movements in net deferred tax asset
Net deferred tax assets/(liabilities) at beginning of year			£ 17,607	£ (3,304)	£ (3,304)
Credited to the statement of profit or loss (Note 11)	£ 7,542	£ (6,194)	7,311	1,038	19,559
Credited to other comprehensive income (Note 11)	1,389	(975)	861	1,342	1,667
Expense relating to share-based payments					(315)
Net deferred tax assets/(liabilities) at end of year	£ 25,779	£ (924)	£ 25,779	£ (924)	£ 17,607
US
Movements in net deferred tax asset
Corporate tax rate			21.00%
UK
Movements in net deferred tax asset
Corporate tax rate			25.00%